Supplemental Consolidating Financial Information (Notes)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Consolidating Financial Information
Supplemental Consolidating Financial Information

In connection with the issuance of the 7.875% Notes, certain of Chiquita’s domestic subsidiaries (the "Guarantor Subsidiaries"), fully, unconditionally, jointly, and severally guaranteed the payment obligations under the notes. The following supplemental financial information sets forth, on a consolidating basis, the balance sheets, statements of income, statements of comprehensive income and statements of cash flows for Chiquita Brands International, Inc. ("CBII" or the "Parent Company"), for Chiquita Brands L.L.C. ("CBLLC" or the "Co-Issuer"), for the Guarantor Subsidiaries and for Chiquita’s other subsidiaries (the "Non-Guarantor Subsidiaries").
The supplemental condensed consolidating financial information has been prepared pursuant to the rules and regulations for condensed financial information and does not include disclosures included in annual financial statements. Investments in consolidated subsidiaries have been presented under the equity method of accounting. The principal eliminating entries eliminate investments in subsidiaries, intercompany balances and intercompany revenues and expenses. The condensed financial information may not necessarily be indicative of the results of operations or financial position had the guarantor or non-guarantor subsidiaries operated as independent entities.

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Income
Year Ended December 31, 2013
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$789,846	$1,231,560	$1,981,726	$(945,650)	$3,057,482
Cost of sales	—	774,653	1,102,136	1,777,275	(945,636)	2,708,428
Selling, general and administrative	36,970	15,726	90,747	91,330	—	234,773
Depreciation	—	5,604	27,958	22,353	—	55,915
Amortization	—	—	9,342	24	—	9,366
Equity in losses (earnings) of investees and subsidiaries	(48,128)	(97,089)	(24)	(258)	145,241	(258)
Reserve for (recovery of) grower receivables, net	—	—	(1,067)	—	—	(1,067)
Restructuring and relocation costs	(15)	353	145	(3)	—	480
Gain on deconsolidation of European smoothie business	—	—	—	—	—	—
Goodwill and trademark impairment	—	—	—	—	—	—
Operating income (loss)	11,173	90,599	2,323	91,005	(145,255)	49,845
Interest income	—	17	171	2,668	—	2,856
Interest expense	(22,563)	(36,913)	(1,630)	(38)	—	(61,144)
Loss on debt extinguishment	(843)	(5,432)	—	—	—	(6,275)
Other income (expense), net	1,037	(143)	180	2,434	14	3,522
Income (loss) from continuing operations before income taxes	(11,196)	48,128	1,044	96,069	(145,241)	(11,196)
Income tax (expense) benefit	(4,619)	19,461	(1,240)	(7,619)	(10,602)	(4,619)
Income (loss) from continuing operations	(15,815)	67,589	(196)	88,450	(155,843)	(15,815)
Loss from discontinued operations, net of income taxes	—	—	—	—	—	—
Net income (loss)	$(15,815)	$67,589	$(196)	$88,450	$(155,843)	$(15,815)

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Comprehensive Income
Year Ended December 31, 2013
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(15,815)	$67,589	$(196)	$88,450	$(155,843)	$(15,815)
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)	—	—	—	(349)	—	(349)

Change in fair value of available-for-sale investment	157	—	—	—	—	157
Realized gains of available-for-sale investment reclassified into Other income (expense), net	(561)	—	—	—	—	(561)
Net other comprehensive income (loss) related to available-for-sale investment	(404)	—	—	—	—	(404)

Unrealized losses on derivatives for the period	—	—	—	(11,111)	—	(11,111)
Derivative (gains) losses reclassified into Net sales	—	—	—	29,858	—	29,858
Derivative gains reclassified into Cost of sales	—	—	—	(7,839)	—	(7,839)
Net other comprehensive income (loss) related to derivatives	—	—	—	10,908	—	10,908

Actuarial gains (losses) for the period, net of tax	—	5,697	—	(2,467)	—	3,230
Pension cost amortization	—	496	—	861	—	1,357
Net other comprehensive income (loss) related to defined benefit pension and severance plans	—	6,193	—	(1,606)	—	4,587

Other comprehensive income (loss) of investments in subsidiaries	15,146	8,953	—	—	(24,099)	—

Comprehensive income (loss)	$(1,073)	$82,735	$(196)	$97,403	$(179,942)	$(1,073)

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Income
Year Ended December 31, 2012
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$707,939	$1,248,854	$1,987,888	$(866,344)	$3,078,337
Cost of sales	521	657,836	1,109,273	1,842,302	(866,892)	2,743,040
Selling, general and administrative	41,335	26,146	97,006	111,408	—	275,895
Depreciation	—	3,998	28,678	21,060	—	53,736
Amortization	—	—	9,394	24	—	9,418
Equity in losses (earnings) of investees and subsidiaries	220,010	215,479	(929)	33,433	(434,560)	33,433
Reserve for (recovery of) grower receivables, net	—	—	(869)	205	—	(664)
Restructuring and relocation costs	11,065	6,391	13,182	4,791	—	35,429
Gain on deconsolidation of European smoothie business	—	—	—	—	—	—
Goodwill and trademark impairment	—	—	180,105	1,779	—	181,884
Operating income (loss)	(272,931)	(201,911)	(186,986)	(27,114)	435,108	(253,834)
Interest income	—	24	198	2,909	—	3,131
Interest expense	(27,167)	(17,813)	(80)	(239)	—	(45,299)
Loss on debt extinguishment	—	—	—	—	—	—
Other income (expense), net	320	(310)	1,028	(2,283)	(548)	(1,793)
Income (loss) from continuing operations before income taxes	(299,778)	(220,010)	(185,840)	(26,727)	434,560	(297,795)
Income tax (expense) benefit	(105,239)	(3,604)	17,855	(17,553)	3,302	(105,239)
Income (loss) from continuing operations	(405,017)	(223,614)	(167,985)	(44,280)	437,862	(403,034)
Loss from discontinued operations, net of income taxes	—	—	—	(1,983)	—	(1,983)
Net income (loss)	$(405,017)	$(223,614)	$(167,985)	$(46,263)	$437,862	$(405,017)

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Comprehensive Income
Year Ended December 31, 2012
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(405,017)	$(223,614)	$(167,985)	$(46,263)	$437,862	$(405,017)
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)	—	—	—	(194)	—	(194)

Change in fair value of available-for-sale investment	1,944	—	—	—	—	1,944
Realized gains of available-for-sale investment reclassified into Other income (expense), net	(722)	—	—	—	—	(722)
Net other comprehensive income (loss) related to available-for-sale investment	1,222	—	—	—	—	1,222

Unrealized gains (losses) on derivatives for the period	—	—	—	(16,928)	—	(16,928)
Derivative (gains) losses reclassified into Net Sales	—	—	—	(1,240)	—	(1,240)
Derivative gains reclassified into Cost of sales	—	—	—	(16,053)	—	(16,053)
Unrealized gains (losses) on derivatives	—	—	—	(34,221)	—	(34,221)

Actuarial gains (losses) for the period, net of tax	—	(898)	—	1,087	—	189
Pension cost amortization	—	374	—	415	—	789
Net other comprehensive income (loss) related to defined benefit pension and severance plans	—	(524)	—	1,502	—	978

Other comprehensive income (loss) of investments in subsidiaries	(33,437)	(32,913)	—	—	66,350	—

Comprehensive income (loss)	$(437,232)	$(257,051)	$(167,985)	$(79,176)	$504,212	$(437,232)

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Income
Year Ended December 31, 2011
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$729,175	$1,262,295	$1,971,918	$(824,092)	$3,139,296
Cost of sales	—	615,927	1,100,168	1,806,276	(824,340)	2,698,031
Selling, general and administrative	44,815	22,070	114,899	119,681	—	301,465
Depreciation	—	4,150	28,959	18,424	—	51,533
Amortization	—	—	9,394	—	—	9,394
Equity in losses (earnings) of investees and subsidiaries	63,937	1,145	295	6,314	(65,377)	6,314
Reserve for (recovery of) grower receivables, net	—	—	32,762	205	—	32,967
Restructuring and relocation costs	2,714	913	1,963	262	—	5,852
Gain on deconsolidation of European smoothie business	—	—	—	—	—	—
Goodwill and trademark impairment	—	—	—	—	—	—
Operating income (loss)	(111,466)	84,970	(26,145)	20,756	65,625	33,740
Interest income	—	123	317	3,764	—	4,204
Interest expense	(39,702)	(11,209)	(79)	(596)	—	(51,586)
Loss on debt extinguishment	(9,025)	(2,697)	—	—	—	(11,722)
Other income (expense), net	134,829	(135,124)	672	(80)	(297)	—
Income (loss) from continuing operations before income taxes	(25,364)	(63,937)	(25,235)	23,844	65,328	(25,364)
Income tax (expense) benefit	82,200	(41,041)	(3,317)	(15,443)	59,801	82,200
Income (loss) from continuing operations	56,836	(104,978)	(28,552)	8,401	125,129	56,836
Loss from discontinued operations, net of income taxes	—	—	—	—	—	—
Net income (loss)	$56,836	$(104,978)	$(28,552)	$8,401	$125,129	$56,836

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Comprehensive Income
Year Ended December 31, 2011
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income (loss)	$56,836	$(104,978)	$(28,552)	$8,401	$125,129	$56,836
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)	—	—	—	241	—	241

Change in fair value of available-for-sale investment	(224)	—	—	—	—	(224)
Realized gains of available-for-sale investment reclassified into Other income (expense), net	—	—	—	—	—	—
Net other comprehensive income (loss) related to available-for-sale investment	(224)	—	—	—	—	(224)

Unrealized gains (losses) on derivatives for the period	—	—	—	38,903	—	38,903
Derivative (gains) losses reclassified into Net Sales	—	—	—	(7,805)	—	(7,805)
Derivative gains reclassified into Cost of sales	—	—	—	(37,019)	—	(37,019)
Unrealized gains (losses) on derivatives	—	—	—	(5,921)	—	(5,921)

Actuarial gains (losses) for the period, net of tax	—	(3,777)	—	(69)	—	(3,846)
Pension cost amortization	—	224	—	776	—	1,000
Net other comprehensive income (loss) related to defined benefit pension and severance plans	—	(3,553)	—	707	—	(2,846)

Other comprehensive income (loss) of investments in subsidiaries	(8,526)	(4,973)	—	—	13,499	—

Comprehensive income (loss)	$48,086	$(113,504)	$(28,552)	$3,428	$138,628	$48,086

Chiquita Brands International, Inc.
Condensed Consolidating Balance Sheet
December 31, 2013
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-Issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and equivalents	$—	$15,851	$—	$38,166	$—	$54,017
Trade receivables, less allowances	—	49,325	51,189	151,554	—	252,068
Other receivables, net	1,061	402	5,140	49,670	—	56,273
Inventories	—	15,567	34,831	160,166	—	210,564
Prepaid expenses	1,024	3,661	11,040	34,008	—	49,733
Due from affiliates	68,194	2,060,284	1,270,479	490,208	(3,889,165)	—
Other current assets	—	2,751	12,753	—	(8,964)	6,540
Total current assets	70,279	2,147,841	1,385,432	923,772	(3,898,129)	629,195
Property, plant and equipment, net	—	20,258	201,346	169,169	—	390,773
Investments and other assets, net	15,445	19,548	3,644	75,218	(5,778)	108,077
Trademarks	—	208,085	38,500	179,500	—	426,085
Goodwill	—	—	18,095	—	—	18,095
Other intangible assets, net	—	—	86,853	60	—	86,913
Investments in and accounts with subsidiaries	1,402,089	1,073,711	3,186	—	(2,478,986)	—
Total assets	$1,487,813	$3,469,443	$1,737,056	$1,347,719	$(6,382,893)	$1,659,138

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Current portion of long-term debt and capital lease obligations	$—	$1,500	$726	$45	$—	$2,271
Accounts payable	1,126	8,150	89,352	149,645	—	248,273
Accrued liabilities	27,547	36,384	57,984	45,083	(8,964)	158,034
Due to affiliates	903,865	1,517,129	1,122,258	345,913	(3,889,165)	—
Total current liabilities	932,538	1,563,163	1,270,320	540,686	(3,898,129)	408,578
Long-term debt and capital lease obligations, net of current portion	164,050	427,049	38,147	107	—	629,353
Accrued pension and other employee benefits	15,223	2,818	—	59,025	—	77,066
Deferred gain - sale of shipping fleet	—	—	—	6,290	—	6,290
Deferred tax liabilities	115	66,142	42,539	661	(5,778)	103,679
Other liabilities	1,449	8,182	8,885	41,218	—	59,734
Total liabilities	1,113,375	2,067,354	1,359,891	647,987	(3,903,907)	1,284,700
Commitments and contingencies	—	—	—	—	—	—
Total shareholders' equity	374,438	1,402,089	377,165	699,732	(2,478,986)	374,438
Total liabilities and shareholders' equity	$1,487,813	$3,469,443	$1,737,056	$1,347,719	$(6,382,893)	$1,659,138

Chiquita Brands International, Inc.
Condensed Consolidating Balance Sheet
December 31, 2012
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-Issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and equivalents	$2,601	$12,704	$—	$35,721	$—	$51,026
Trade receivables, less allowances	—	43,847	56,551	184,753	—	285,151
Other receivables, net	359	1,275	6,033	57,442	—	65,109
Inventories	—	10,033	40,313	169,695	—	220,041
Prepaid expenses	628	3,922	8,982	27,282	—	40,814
Due from affiliates	93,502	1,683,425	1,011,067	368,329	(3,156,323)	—
Other current assets	—	1,636	17,257	9,365	(9,923)	18,335
Total current assets	97,090	1,756,842	1,140,203	852,587	(3,166,246)	680,476
Property, plant and equipment, net	—	24,885	201,702	168,712	—	395,299
Investments and other assets, net	18,919	20,542	4,484	50,716	(13,133)	81,528
Trademarks	—	208,085	38,500	179,500	—	426,085
Goodwill	—	—	18,095	—	—	18,095
Other intangible assets, net	—	—	96,195	84	—	96,279
Investments in and accounts with subsidiaries	1,316,926	976,368	3,162	—	(2,296,456)	—
Total assets	$1,432,935	$2,986,722	$1,502,341	$1,251,599	$(5,475,835)	$1,697,762

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Current portion of long-term debt and capital lease obligations	$—	$64,749	$206	$53	$—	$65,008
Accounts payable	1,809	9,620	80,466	182,729	—	274,624
Accrued liabilities	13,554	41,114	55,382	40,573	(9,923)	140,700
Due to affiliates	762,957	1,178,596	906,288	308,482	(3,156,323)	—
Total current liabilities	778,320	1,294,079	1,042,342	531,837	(3,166,246)	480,332
Long-term debt and capital lease obligations, net of current portion	259,520	280,500	488	9	—	540,517
Accrued pension and other employee benefits	13,317	8,149	—	53,678	—	75,144
Deferred gain - sale of shipping fleet	—	—	—	20,204	—	20,204
Deferred tax liabilities	115	79,488	39,302	5,856	(13,133)	111,628
Other liabilities	11,261	7,580	43,680	37,014	—	99,535
Total liabilities	1,062,533	1,669,796	1,125,812	648,598	(3,179,379)	1,327,360
Commitments and contingencies	—	—	—	—	—	—
Total shareholders' equity	370,402	1,316,926	376,529	603,001	(2,296,456)	370,402
Total liabilities and shareholders' equity	$1,432,935	$2,986,722	$1,502,341	$1,251,599	$(5,475,835)	$1,697,762

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2013
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-Issuer)	(Co-Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash provided (used) by:
Operating cash flow	$(4,420)	$49,260	$3,698	$42,941	$—	$91,479

Capital expenditures	—	(3,673)	(19,167)	(26,214)	—	(49,054)
Contribution to equity method investment	—	—	—	(18,422)	—	(18,422)
Net proceeds from sale of:
Equity method investments	—	—	—	3,396	—	3,396
Other long-term assets	1,819	—	7,645	313	—	9,777
Investing activity with subsidiaries	—	—	8,027	—	(8,027)	—
Other, net	—	—	—	3,541	—	3,541
Investing cash flow	1,819	(3,673)	(3,495)	(37,386)	(8,027)	(50,762)

Issuances of long-term debt	—	429,415	—	—	—	429,415
Repayments of long-term debt and capital lease obligations	—	(412,901)	(203)	(86)	—	(413,190)
Borrowings under the ABL Revolver	—	36,590	—	—	—	36,590
Repayments of the ABL Revolver	—	(36,590)	—	—	—	(36,590)
Repayments of the Credit Facility Revolver	—	(40,000)	—	—	—	(40,000)
Payments for debt modification and issuance costs	—	(13,951)	—	—	—	(13,951)
Financing activity with subsidiaries	—	(5,003)	—	(3,024)	8,027	—
Financing cash flow	—	(42,440)	(203)	(3,110)	8,027	(37,726)
Increase (decrease) in cash and equivalents	(2,601)	3,147	—	2,445	—	2,991
Cash and equivalents, beginning of period	2,601	12,704	—	35,721	—	51,026
Cash and equivalents, end of period	$—	$15,851	$—	$38,166	$—	$54,017

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2012
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-Issuer)	(Co-Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash provided (used) by:
Operating cash flow	$—	$(12,756)	$25,134	$20,199	$—	$32,577

Capital expenditures	—	(6,888)	(19,728)	(26,824)	—	(53,440)
Net proceeds from sale of:
Equity method investments	—	—	—	3,142	—	3,142
Other long-term assets	2,601	—	1,341	1,051	—	4,993
Investing activity with subsidiaries	—	—	(6,710)	—	6,710	—
Other, net	—	—	—	(2,334)	—	(2,334)
Investing cash flow	2,601	(6,888)	(25,097)	(24,965)	6,710	(47,639)

Repayments of long-term debt and capital lease obligations	—	(16,500)	(37)	(231)	—	(16,768)
Borrowings under the Credit Facility Revolver	—	70,000	—	—	—	70,000
Repayments of the Credit Facility Revolver	—	(30,000)	—	—	—	(30,000)
Payments for debt modification and issuance costs	—	(2,405)	—	—	—	(2,405)
Financing activity with subsidiaries	—	2,481	—	4,229	(6,710)	—
Financing cash flow	—	23,576	(37)	3,998	(6,710)	20,827
Increase (decrease) in cash and equivalents	2,601	3,932	—	(768)	—	5,765
Cash and equivalents, beginning of period	—	8,772	—	36,489	—	45,261
Cash and equivalents, end of period	$2,601	$12,704	$—	$35,721	$—	$51,026

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Cash Flow
Year Ended December 31, 2011
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-Issuer)	(Co-Issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash provided (used) by:
Operating cash flow	$—	$1,212	$27,371	$10,375	$—	$38,958

Capital expenditures	—	(5,765)	(30,332)	(39,438)	—	(75,535)
Contribution to equity method investment	—	—	—	(4,845)	—	(4,845)
Net proceeds from sale of:
Equity method investments	—	—	—	3,307	—	3,307
Other long-term assets	—	—	155	3,357	—	3,512
Investing activity with subsidiaries	—	(3,501)	(154)	—	3,655	—
Other, net	—	16	(533)	6,107	—	5,590
Investing cash flow	—	(9,250)	(30,864)	(31,512)	3,655	(67,971)

Issuances of long-term debt	—	330,000	—	67	—	330,067
Repayments of long-term debt and capital lease obligations	—	(400,265)	(8)	(60)	—	(400,333)
Payments for debt modification and issuance costs	—	(5,026)	—	—	—	(5,026)
Payments of debt extinguishment costs	—	(6,915)	—	—	—	(6,915)
Financing activity with subsidiaries	—	—	3,501	154	(3,655)	—
Financing cash flow	—	(82,206)	3,493	161	(3,655)	(82,207)
Increase (decrease) in cash and equivalents	—	(90,244)	—	(20,976)	—	(111,220)
Cash and equivalents, beginning of period	—	99,016	—	57,465	—	156,481
Cash and equivalents, end of period	$—	$8,772	$—	$36,489	$—	$45,261